Commitment and Contingencies	6 Months Ended
Jun. 30, 2026
Commitment and Contingencies [Abstract]
Commitment and Contingencies

Note 10 – Commitment and Contingencies

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year. For the year ended December 31, 2025, there were no rent expenses for the short term lease. For the six months ended June 30, 2026, there were S$2,046 rental expenses for short term lease incurred.

Legal Proceedings

The Company is not currently a party to any material legal proceedings, nor is it aware of any pending or threatened litigation that would have a material adverse effect on its business, financial condition, results of operations, or cash flows.

Other Commitments and Contingencies

As of June 30, 2026 and December 31, 2025, other than the lease commitments disclosed above, the Company had no material commitments, guarantees, or contingent liabilities that require disclosure under ASC 440, Commitments.